CM ADVISORS FAMILY OF FUNDS

FILED VIA EDGAR

April 29, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CM Advisors Family of Funds
File Nos. 333-101585; 811-21260

Ladies and Gentlemen:

On behalf of the CM Advisors Family of Funds (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 13 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing two new classes of shares of the CM Advisors Fund and the CM Advisors Value Fund (the "Value Fund"), each a series of the Registrant, and to disclose a change in the name of the Value Fund to the Small Cap Value Fund.

Please direct any comments or questions to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary